RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due from related parties	March 31, 2021	March 31, 2020
NUAG (a)	$59	$94
WHG (b)	19	-
Henan Non-ferrous (c)	769	1,425
	$847	$1,519

(a)

The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $644 (year ended March 31, 2020 - $530), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

(b)

The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2021, the Company recovered $89 (year ended March 31, 2020 - $nil), from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

(c)

In January 2020, Henan Found advanced a loan of $1,436 (RMB¥10 million) to Henan Non-ferrous. The loan has a term of four months and bears an interest rate of 4.35% per annum. In May 2020, the loan, including accumulated interest, of $1,423 (RMB¥10.1 million) was repaid in full.

In January 2021, Henan Found advanced a loan of $744 (RMB¥5 million) to Henan Non-ferrous. The loan has a term of four months and bears an interest rate of 4.35% per annum.

The balances with related parties are unsecured.

(d) Compensation of key management personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2021 and 2020 were as follows:

	Years Ended March 31,
	2021	2020
Directors’ fees and bonus	$306	$293
Salaries and bonus for key management personnel	2,946	2,519
Share-based compensation	2,814	1,487
	$6,066	$4,299

Share-based compensation was measured at grant date fair value (see note 12(b)).